Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 10,298,534		$ 13,359,615	$ 16,865,642		$ 26,043,897	$ 18,676,663
Contracts and grants receivable	66,051		115,130			138,889
Research and development incentives receivable, current	22,852		104,198			103,832
Prepaid expenses and other current assets	584,438		274,209			282,903
Total current assets	10,971,875		13,853,152			26,569,521
Security deposit	22,777		22,777			22,777
Office furniture and equipment, net of accumulated depreciation of $119,730 and $114,766	13,517		18,481			22,220
Deferred issuance cost	17,867		20,206			20,266
Right-of-use lease assets	258,487		340,987			106,155	222,445
Research and development incentives receivable, net of current portion	18,306		24,114			121,238
Other assets						7,750
Total assets	11,302,829		14,279,717			26,869,927
Current liabilities:
Accounts payable	1,460,715		3,865,796			2,925,544
Accrued expenses	2,386,836		2,307,746			2,956,545
Accrued compensation	55,543		336,692			302,936
Lease liabilities, current	118,459		108,948			106,151
Convertible debt, net of debt discount of $0 and $102,309	1,500,000		9,897,691
Total current liabilities	5,521,553		16,516,873			6,291,176
Non-current liabilities:
Convertible debt	1,416,463		0			9,856,153
Lease liabilities, net of current portion	143,658		233,627
Total liabilities	7,081,674		16,750,500			16,147,329
Commitments and contingencies
Series D preferred stock, $.001 par value; 0 and 50,000 shares authorized, none issued or outstanding as of September 30, 2023 and December 31, 2022, respectively			43
Shareholders' equity/(deficit):
Preferred stock, 350,000 and 300,000 shares authorized as of September 30, 2023 and December 31, 2022, respectively; none issued or outstanding	0		0
Common stock, $.001 par value; 75,000,000 shares authorized; 10,378,238 and 2,908,578 shares issued and outstanding at September 30, 2023 and December 31, 2022, respectively	10,378		2,909			2,859
Additional paid-in capital	228,070,740		217,064,964			216,442,904
Accumulated other comprehensive income	24,318		24,747			41,942
Accumulated deficit	(223,884,281)		(219,563,446)			(205,765,107)
Total shareholders' equity/(deficit)	4,221,155	$ 5,800,200	(2,470,826)	$ 1,032,002	$ 4,205,886	10,722,598	$ 3,741,828
Total liabilities, mezzanine equity and shareholders' equity/(deficit)	$ 11,302,829		$ 14,279,717			$ 26,869,927